Share-Based Payments - 2018 Sharesave Plan and Bonus Equity Payments (Details)	12 Months Ended
Jun. 30, 2023
2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employment requisite period	5 years
Maximum period shares may be granted after approval	10 years
Exercisable period	6 months
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Bottom of range | 2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution period	3 years
Top of range | 2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution period	5 years